Share Capital (Earnings (loss) per share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of share capital, reserves and other equity interest [Abstract]
Net earnings (loss)	$ 26,600,000	$ (17,900,000.0)
Weighted average number of common shares outstanding (in shares)	305,521,000	265,234,000
Basic loss per share (usd per share)	$ 0.09	$ (0.07)
Dilutive effect of potential common share equivalents (in shares)	3,500,000	0
Diluted weighted average number of common shares outstanding (in shares)	309,021,000	265,234,000
Diluted loss per share (usd per share)	$ 0.09	$ (0.07)